CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders' equity
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	150,000,000	150,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	391,041,347	270,826,092
Common stock, shares outstanding (in shares)	391,041,347	270,826,092